Note 6 - Financial Results	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]
6	Financial results

(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2018	2017	2016

Interest Income	42,244	51,525	60,405
Net result on changes in FV of financial assets at FVTPL	(2,388)	(3,920)	5,799
Finance income (*)	39,856	47,605	66,204
Finance cost	(36,942)	(27,072)	(22,329)
Net foreign exchange transactions results (**)	28,845	(48,955)	(2,146)
Foreign exchange derivatives contracts results (***)	6,576	(8,996)	(31,310)
Other	(1,035)	14,392	11,447
Other financial results	34,386	(43,559)	(22,009)
Net financial results	37,300	(23,026)	21,866
From discontinued operations	-	9	88
	37,300	(23,017)	21,954

(*) In
2018
includes
$3.6
million of interest related to instruments carried at FVTPL.

(**) In
2018
includes the result from the Argentine peso depreciation against the U.S. dollar on Peso denominated financial, trade, social and fiscal payables and receivables at Argentine subsidiaries with functional currency U.S. dollar, together with the positive impact from Euro depreciation against the U.S. dollar on Euro denominated intercompany liabilities in subsidiaries with functional currency U.S. Dollar, largely offset by an increase in currency translation adjustment reserve from our Italian subsidiary.

In
2017
includes the negative impact from Euro appreciation against the U.S. dollar on Euro denominated intercompany liabilities in subsidiaries with functional currency U.S. Dollar, largely offset by an increase in currency translation adjustment reserve from our Italian subsidiary.

(***) In
2016
includes the negative impact from Brazilian Real appreciation against the U.S. dollar on hedging instruments and of Cash and cash equivalent and other investments denominated in U.S. dollar in subsidiaries with functional currency Brazilian Real, partially offset by an increase in currency translation adjustment reserve from the Brazilian subsidiaries.